Income Taxes - Reconciliation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Amount
Tax Jurisdiction of Domicile [Extensible Enumeration]			UNITED STATES	UNITED STATES
HZO, Inc. and Subsidiaries
Amount
Amortization of debt discount and deferred financing fees			$ 744,869
Nontaxable and nondeductible items, other			22,127
Total provision for income taxes	$ 70,378	$ (223,861)	$ (240,355)	$ (635,631)
Percent
Amortization of debt discount and deferred financing fees			(4.70%)
Nontaxable and nondeductible items, other			(0.20%)
Net provision for federal income tax			1.50%
HZO, Inc. and Subsidiaries | U.S. federal
Amount
Tax at U.S. federal statutory rate			$ (3,332,398)
Percent
Current operations			21.00%
HZO, Inc. and Subsidiaries | China
Amount
Statutory tax rate difference			$ (109,018)
Changes in valuation allowance			(970,355)
GAAP to statutory adjustments			594,878
Entity dissolution deferred tax adjustment			935,285
Other			$ (214,391)
Percent
Statutory tax rate difference			0.70%
Changes in valuation allowance			6.10%
GAAP to statutory adjustments			(3.80%)
Entity dissolution deferred tax adjustment			(5.90%)
Other			1.40%
HZO, Inc. and Subsidiaries | Hong Kong
Amount
Statutory tax rate difference			$ 180,561
Other			$ 116,834
Percent
Statutory tax rate difference			(1.10%)
Other			(0.70%)
HZO, Inc. and Subsidiaries | Vietnam
Amount
Statutory tax rate difference			$ 30,531
Changes in valuation allowance			288,743
Expiration of NOL carryforward			244,434
Other			$ 77,434
Percent
Statutory tax rate difference			(0.20%)
Changes in valuation allowance			(1.80%)
Expiration of NOL carryforward			(1.50%)
Other			(0.50%)
HZO, Inc. and Subsidiaries | Other foreign jurisdictions
Amount
Changes in valuation allowance			$ 1,230,130
Other			$ (80,019)
Percent
Changes in valuation allowance			(7.80%)
Other			0.50%